Submission	Aug. 07, 2026
Submission [Line Items]
Central Index Key	0001580808
Registrant Name	A10 Networks, Inc.
Registration File Number	333-298099
Form Type	S-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES